THE ADVISORS’ INNER CIRCLE FUND III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated June 28, 2022

to the Funds’

Prospectus (the “Prospectus”) dated April 12, 2022, as supplemented.

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

I. Effective immediately, the Prospectus is hereby amended and supplemented as follows in connection with the FS Multi-Strategy Alternatives Fund’s and the FS Managed Futures Fund’s investments in money market funds:

1.	In the “FS Multi-Strategy Alternatives Fund – Fund Fees and Expenses” section of the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Total Other Expenses	1.13%	1.12%
Other Expenses Not Including Dividend or Interest on Expense on Securities Sold Short[1,2]	0.91%	0.90%
Dividend and Interest Expense on Securities Sold Short	0.22%	0.22%
Acquired Fund Fees and Expenses[1]	0.07%	0.07%
Total Annual Fund Operating Expenses	2.45%	2.69%
Less Fee Reductions and/or Expense Reimbursements[3]	(0.66)%	(0.66)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[4]	1.79%	2.03%

[1]	Restated to reflect expenses expected to be incurred for the current fiscal year.
[2]	The costs of investing in swaps are estimated to be between approximately 0.20% to 0.50% of the Fund’s average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.
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FS Fund Advisor, LLC (the “Adviser” or “FS”) has entered into a contractual agreement (the “Expense Limitation Agreement”) pursuant to which it has agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividends and interest paid on short positions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (as determined in the sole discretion of the Adviser) (collectively, “excluded expenses”)) from exceeding 0.25% of the average daily net assets of each of the Fund’s share classes until April 11, 2024 (the “expense cap”).

In addition, the Adviser may receive from the Fund all or a portion of its prior fee reductions or expense reimbursements made under the Expense Limitation Agreement or the expense limitation agreement between the Adviser and the Fund’s predecessor fund, the FS Multi-Strategy Alternatives Fund (the “Predecessor Multi-Strategy Fund” and such agreement, the “Predecessor Fund Expense Limitation Agreement”), a series of FS Series Trust, during the rolling three-year period preceding the date of the recoupment to the extent that the Fund’s total annual operating expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the expense cap in effect at the time of the fee waiver and/or expense reimbursement and (ii) the expense cap in effect at the time of the recoupment. The Expense Limitation Agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 11, 2024.

[4]	Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements, excluding Dividend and Interest Expenses on Securities Sold Short, are 1.57% for Class I shares and 1.81% for Class A shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$182	$645	$1,193	$2,692
Class A	$769	$1,251	$1,814	$3,337

2.	In the “FS Managed Futures Fund – Fund Fees and Expenses” section of the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A
Management Fees	1.15%	1.15%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses[1,2]	7.27%	7.27%
Acquired Fund Fees and Expenses[1]	0.12%	0.12%
Total Annual Fund Operating Expenses	8.54%	8.79%
Less Fee Reductions and/or Expense Reimbursements[3]	(7.02)%	(7.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.52%	1.77%

[1]	Restated to reflect expenses expected to be incurred for the current fiscal year.

[2]	The costs of investing in swaps are estimated to be between approximately 0.20% to 0.50% of the Fund’s average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.
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FS Fund Advisor, LLC (the “Adviser” or “FS”) has entered into a contractual agreement (the “Expense Limitation Agreement”) pursuant to which it has agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividends and interest paid on short positions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (as determined in the sole discretion of the Adviser) (collectively, “excluded expenses”)) from exceeding 0.25% of the average daily net assets of each of the Fund’s share classes until April 11, 2024 (the “expense cap”).

In addition, the Adviser may receive from the Fund all or a portion of its prior fee reductions or expense reimbursements made under the Expense Limitation Agreement or the expense limitation agreement between the Adviser and the Fund’s predecessor fund, the FS Managed Futures Fund (the “Predecessor Managed Futures Fund” and such agreement, the “Predecessor Fund Expense Limitation Agreement”), a series of FS Series Trust, during the rolling three-year period preceding the date of the recoupment to the extent that the Fund’s total annual operating expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the expense cap in effect at the time of the fee waiver and/or expense reimbursement and (ii) the expense cap in effect at the time of the recoupment. The Expense Limitation Agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 11, 2024.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$155	$1,324	$3,007	$6,721
Class A	$745	$1,890	$3,506	$7,041

II. Effective immediately, the Prospectus is hereby amended and supplemented as follows:

1. The following disclosure is hereby added to the “FS Chiron Real Asset Fund - Principal Risks” section:

Shareholder Concentration Risk — A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

2. The following disclosure is hereby added to the “More Information about Principal Risks” section of the Prospectus:

Shareholder Concentration Risk (FS Chiron Real Asset Fund) — A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-020-0100

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